Revenue	12 Months Ended
Dec. 31, 2022
Revenue

3. Revenue

	Year ended December 31,	Year ended December 31,	Year ended December 31
	2022	2021	2020
	£	£	£
Revenue from collaboration agreements	3,844,532	1,978,659	1,978,659

The terms of business for payment on satisfaction of a performance obligation are typically 30-60 days.

Collaboration agreements entered into by the Company provide for the entity to work with a partner to carry out collaborative research and development work.

Performance obligations around upfront payments are deemed to be satisfied over the estimated life of the services promised to be provided. This term was estimated by management at the inception of each contract and evaluated at each reporting date. Management have reviewed the status of the contract and specific contractual terms and concluded that at the year end date no further services are to be provided under the contract. The remaining deferred revenue has been released as at December 31, 2022.

As at the period end the amount of the transaction price allocated to performance obligations that are unsatisfied totaled £Nil (2021: £3,844,532 and 2020: £5,823,192). The Company expects to recognize this revenue on a straight-line basis over the estimated life of the contract (six years). This method reflects the nature of the collaboration agreements which run for a multi-year period, recognizing the revenue in the period in which the research and development activities are performed.

Performance obligations in respect of contractual milestones are deemed to be satisfied when both parties agree the milestone has been met. Due to the uncertainties around contractual milestones, it is not possible to provide details around the amount of the transaction price allocated to performance obligations that are unsatisfied.

Revenue from reimbursement of research and development costs by collaboration partners is recognized as the costs are incurred.

Details of contract balances at the period end are provided in Note 24. Trade receivables are non-interest bearing. There are no significant financing components included in the contracts.

Amounts outstanding from customers at the year end totaled £Nil (2021: £Nil).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)